Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents [Line Items]
Total	€ 747.2	€ 7,058.1
Currency risk | Monetary liabilities and provisions in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	567.3	1,527.8
Currency risk | Monetary assets in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	1,191.9	7,098.5
Currency risk | Cash and cash equivalents in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	€ 122.6	€ 1,487.4